Commitments and contractual obligations (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Contractual obligations relating to long-term debt	$ 3,975	$ 297,143
Asanko Gold Ghana Limited [Member]
Statements [Line Items]
Amount of reclamation bond on the unfunded portion	6,800
Definitive Agreements [Member] | Asanko Gold Ghana Limited [Member]
Statements [Line Items]
Repayment of principal and accrued interest	$ 163,800